Loans Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Loans Payable
Schedule of mortgages payables

				Balance
	Monthly	Interest		September 30,	December 31,
Property	Payment	Rate	Maturity	2019	2018
				(unaudited)
Franklin Square	Interest only	4.70%	October 2021	$14,275,000	$14,275,000
Hampton Inn (a)	Interest only	Variable (b)	November 2020	10,600,000	10,600,000
Hanover Square (c)	$51,993	4.90%	December 2027	8,642,520	8,772,562
Ashley Plaza (d)	Interest only	3.75%	September 2029	11,400,000	—
Clemson Best Western (e)	Interest only	Variable	October 2022	7,750,000	—

Unamortized issuance costs, net				(725,133)	(411,165)
Total mortgages payable, net				$51,942,387	$33,236,397

				Balance
	Monthly	Interest		December 31,
Property	Payment	Rate	Maturity	2018	2017
Franklin Square	Interest only	4.7%	October 2021	$14,275,000	$14,275,000
Hampton Inn (a)	Interest only	Variable (b)	November 2020	10,600,000	10,600,000
Hanover Square (c)	$51,993	4.9%	December 2027	8,772,562	—

Unamortized issuance costs, net				(411,165)	(455,732)
Total mortgages payable, net				$33,236,397	$24,419,268

Schedule of principal repayments on indebtedness

The Company’s scheduled principal repayments on indebtedness as of September 30, 2019 (unaudited) are as follows:

		Line of Credit,
	Mortgages Payable	Short Term	Total
For the remaining three months ending December 31, 2019	$50,319	$—	$50,319
2020	10,849,696	2,000,000	12,849,696
2021	14,692,388	—	14,692,388
2022	8,186,108	—	8,186,108
2023	455,682	—	455,682
Thereafter	18,433,327	—	18,433,327
Total Maturities	$52,667,520	$2,000,000	$54,667,520
Less unamortized issuance costs	(725,133)	(25,000)	(750,133)
Mortgages payable, net	$51,942,387	$1,975,000	$53,917,387

The Company’s scheduled principal repayments on indebtedness as of December 31, 2018 are as follows:

2019	$192,446
2020	10,801,019
2021	14,487,444
2022	223,242
2023	234,589
Thereafter	7,708,822
Total Maturities	$33,647,562
Less Unamortized Issuance Costs	(411,165)
Outstanding Loans	$33,236,397

Schedule of receipt of payments under interest rate protection transaction

	Payment		Payment
Period	Received	Period	Received
July 2018	$1,104	October 2018	$2,209
August 2018	$1,141	November 2018	$3,423
September 2018	$1,141	December 2018	$3,312

Schedule of related party short term notes

	December 31,
	2018	2017
Loan payable to Medalist Fund I (a)	$—	$252,000
Loan payable to Medalist Fund II (a)	—	150,000
Loan payable to Medalist Properties 8 (b)	—	125,538
Loan payable to K&R Automotive (a)	—	100,000
Loan payable to Medalist Fund I-B (a)	—	50,000
	$—	$677,538

	Principal	Interest
Loan payable to Medalist Fund I (a)	$252,000	$12,600
Loan payable to Medalist Fund II (a)	150,000	7,500
Loan payable to Medalist Properties 8 (b)	125,538	—
Loan payable to K&R Automotive (a)	100,000	5,000
Loan payable to Medalist Fund I-B (a)	50,000	2,500
	$677,538	$27,600

(a)	Interest rate of 5 percent for the term of the loan
(b)	Short term loan from seller of Hampton Inn Property which did not bear interest.